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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558

                          Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2005 through August 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                   SHORT TERM
                                     INCOME
                                      FUND

                                     Annual
                                     Report

                                     8/31/06

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                       2
Portfolio Management Discussion                                             4
Portfolio Summary                                                           9
Prices and Distributions                                                   10
Performance Update                                                         11
Comparing Ongoing Fund Expenses                                            15
Schedule of Investments                                                    17
Financial Statements                                                       32
Notes to Financial Statements                                              40
Report of Independent Registered Public Accounting Firm                    49
Trustees, Officers and Service Providers                                   50

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

The U.S. stock market trended upward through the first week of May, then turned rather sharply downward, reaching lows around the middle of June as well as the middle of July. Since mid-July, the market has staged a rally, and through August 31, 2006, the S&P 500 Index was up 5.8% for the calendar year-to-date on a total return basis.

According to the International Monetary Fund, international economic growth in 2004-2005 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. This growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are also increasing, since we are close to full employment. This may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far, the only sign of such a slowdown has been a cooling housing market. Yet, many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effect for both consumers and investors over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

Letter

In summary, we think security market valuations remain reasonable; yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/06
--------------------------------------------------------------------------------

In the following interview, portfolio managers Ken Taubes and Charles Melchreit discuss the factors that influenced Pioneer Short Term Income Fund's performance for the 12-month period ended August 31, 2006.

Q: Can you describe the market environment for fixed-income investors over the fiscal period?

A: The economy has continued to display reasonable strength, despite such factors as the hurricanes which devastated the Gulf Coast in September 2005, a transition in February to new leadership at the Federal Reserve and ongoing geopolitical tensions. For most of the period, the Fed continued on the same steady course of gradually raising short-term interest rates that it had initiated in June of 2004. The Fed implemented seven separate 25 basis point hikes in the Fed funds rate (the interbank overnight lending rate) totaling 175 basis points (or 1.75%) over the Fund's past fiscal period, before at last pausing in August.

     Shorter-term bonds naturally experienced significant yield increases given the Fed's tightening of short-term rates over the period. To illustrate, yields on the six-month and two-year Treasuries rose 140 and 96 basis points, respectively. Long-term interest rates ended the period higher as well, but the increases were less dramatic, as the ten-year and 30-year Treasury yields rose only 71 and 62 basis points, respectively. The result was a continued flattening of the yield curve over the 12 months ending August 31, 2006. In fact, at the end of August 2006, the yield curve was slightly inverted between six months and 10 years, meaning that longer term bonds were yielding less than short-term bonds.

Q:   How did the Fund perform in this environment?

A: The Fund's total return from August 31, 2005, through August 31, 2006 was a positive 2.38%, versus 3.09% for the unmanaged benchmark index, the Lehman Brothers One- to Three-Year Government/Credit Index. The Fund's standard 30-day SEC yield as of August 31, 2006 was 4.30%. The total return and SEC yield numbers are for Class A shares and do not include the impact of any sales charge paid.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   Can you review the Fund's principal strategies during the period?

A: The Fund has remained conservatively positioned from the perspective of sensitivity to changes in interest rates. At the end of August, the Fund's effective duration (a measure of bond price sensitivity to changes in interest rates) was 1.60 years, well under the Fund's maximum of three years. Moreover, among our purchases of shorter-maturity issues, we have been emphasizing bonds trading at a discount to par. As these bonds mature and principal is repaid, this should provide an additional element of support to the Fund's net asset value, regardless of the direction of short-term rates. That said, where we have identified favorable values, we have selectively added exposure to longer term issues that would benefit from any Fed easing. If the overall level of interest rates increases, we will be prepared to extend the average maturity of Fund holdings.

     Average quality of the Fund's portfolio is currently "AA+" up from "AA" at the beginning of the period. U.S. Treasury and agency issues totaled about 41% of assets at period end. The Fund's relatively high overall quality reflects our view that the yield advantage provided by corporate bonds and other credit-sensitive sectors versus Treasuries is quite narrow. For instance, high-quality corporates offer only between 25 and 50 basis points (in other words, generally less than 0.50 percent) of additional yield versus Treasuries of comparable maturity. As a result, investors are offered very little compensation in the way of incremental yield for taking on credit risk. Moreover, recent merger and acquisition activity has resulted in a significantly higher debt burden in certain sectors, and we are conscious of the Fed's history of erring on the side of bringing about a recession before ending a tightening cycle. For all of the above reasons, we are continuing to scrutinize

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/06                            (continued)
--------------------------------------------------------------------------------

     closely prospective corporate holdings on the basis of credit quality. Our reluctance to add corporate exposure restrained performance over the period, as these issues held up well, in part due to a light volume of new supply. However, we believe the Fund remains well positioned for the inevitable widening of credit spreads.

     We are generally cautious with respect to the mortgage-backed sector, reflecting again our view of the impact of narrowing yield spreads on relative value, as well as some concern on our part with respect to the outlook for the housing market. In this vein, our mortgage related holdings are focused on the highest quality, government agency-backed pools. With respect to our holdings of traditional mortgage securities, which simply pass through interest payments to investors, our current emphasis is on limiting the impact of any future increase in long-term interest rates. We are seeking to do so by focusing on "balloon" mortgages which require payment of the complete principal balance after some relatively short period, typically five-to-seven years. We also have exposure to adjustable rate mortgages which are less impacted by fluctuations in long-term rates. Our exposure to collateralized mortgage obligations, which repackage cash flows from mortgage pools into tranches with differing maturities, is focused on those that we believe carry low risk of experiencing a slowing of prepayments (and corresponding increase in duration and interest rate sensitivity) should long-term rates rise.

Q:   What is your assessment of the current climate for fixed-income investing?

A: With the lack of any action at its August meeting, the question is whether the Fed has reached the end of its recent tightening cycle or has merely paused to assess the impact of the prior 17 consecutive rate hikes. Inflation has been running near the upper end of the Fed's desired range, and we believe that more increases in the Fed funds rate are at least a possibility.

     We continue to keep a close watch on a number of factors with the potential to lead to higher inflation and interest rate levels and corresponding downward pressure on bond prices. These include both the current low rate of unemployment and the trend toward higher capacity utilization on the part of manufacturers. In addition, crude

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     oil prices have remained above $60 a barrel and, with the exception of energy, the higher cost of oil and other commodities has yet to be fully passed along to consumers in the form of higher prices. However, this new reality of higher baseline energy costs may yet impact the core rate of inflation in a substantial way.

     On the other hand, while growth has been strong globally, the world's central banks have been engaged together in the process of tightening monetary policy, which should help keep inflation moderate. In addition, the housing market, which has been a primary driver of U.S. growth, has already been affected negatively by Fed action with respect to interest rates.

     In short, the inflation picture is murky and, with the Fed following a self-declared "data dependent" policy, the bond market will anxiously await each new economic release. In this environment, we will continue to seek to provide a high level of current income while maintaining a relatively stable share price. In doing so, we will continue to follow a disciplined investment process based on identifying relative value among fixed-income sectors and carefully evaluating the risk/reward profile of credit-sensitive issues. We believe our focus on quality and on reducing the impact of interest rate changes on the Fund's share price makes it an attractive option for investors seeking to maintain fixed-income exposure in an uncertain environment.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The securities issued by U.S. government sponsored entities (i.e. FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. government. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed--

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/06                            (continued)
--------------------------------------------------------------------------------

income securities. Mortgage-backed securities are also subject to pre-payments. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political condition. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Government Securities                               54.3%
U.S. Corporate Bonds                                     25.6%
Collateralized Mortgage Obligations                      12.0%
Asset Backed Securities                                   5.7%
Temporary Cash Investment                                 2.4%


Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

AAA                                                       3.0%
AA                                                        6.6%
A                                                        11.9%
BBB                                                       3.7%
BB                                                        0.8%
B & Lower                                                 1.2%
Commercial Paper                                          0.6%
Treasury/Agency                                          72.2%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1.   Federal Home Loan Mortgage Corp., 3.41%, 8/30/07              2.61%
 2.   U.S. Treasury Strip Principal, 0.0%, 5/15/07                  2.57
 3.   Federal Home Loan Mortgage Corp., 4.511%, 5/1/35              2.46
 4.   Chase Mortgage Finance Corp., 6.0%, 1/25/34                   2.35
 5.   U.S. Treasury Bond, 2.25%, 2/15/07                            2.10
 6.   Americredit Automobile Recievable Trust, 2.07%, 8/6/08        1.49
 7.   U.S. Treasury Notes, 5.0%, 7/31/08                            1.33
 8.   Freddie Mac, 6.0%, 3/15/36                                    1.32
 9.   Federal Home Loan Bank, 5.0%, 10/27/08                        1.32
10.   U.S. Treasury Notes, 3.625%, 6/15/10                          1.28

* This list excluded temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

            Class        8/31/06         8/31/05
            -----        -------         -------
              A          $9.75            $9.84
              B          $9.75            $9.84
              C          $9.73            $9.82
              Y          $9.76            $9.85

Distributions Per Share
--------------------------------------------------------------------------------

                                      9/1/05 - 8/31/06
                                      ----------------
                                         Short-Term           Long-Term
            Class       Dividends       Capital Gains       Capital Gains
            -----       ---------       -------------       -------------
              A          $0.3190           $ -                 $ -
              B          $0.2401           $ -                 $ -
              C          $0.2313           $ -                 $ -
              Y          $0.3525           $ -                 $ -

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund at public offering price, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

--------------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
Life-of-Class
(7/8/04)                    1.99%        0.78%
1 Year                      2.38        -0.15
--------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

              Pioneer        Lehman Brothers
             Short Term     One- to Three-Year
              Income        Government/Credit
               Fund               Index
7/31/2004     $ 9,750             $10,000
8/31/2004     $ 9,805             $10,078
8/31/2005     $ 9,933             $10,218
8/31/2006     $10,170             $10,534


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 2.5% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

-------------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)
Period                     If Held   If Redeemed
Life-of-Class
(7/8/04)                    1.17%      0.72%
1 Year                      1.56      -0.42
-------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

              Pioneer         Lehman Brothers
             Short Term      One- to Three-Year
              Income         Government/Credit
               Fund                Index
7/31/2004     $10,000             $10,000
8/31/2004     $10,052             $10,078
8/31/2005     $10,108             $10,218
8/31/2006     $10,168             $10,534

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 2.0% and declines over three years.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

------------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)
Period                     If Held  If Redeemed
Life-of-Class
(7/8/04)                    1.17%     1.17%
1 Year                      1.47      1.47
------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

              Pioneer         Lehman Brothers
             Short Term      One- to Three-Year
              Income         Government/Credit
               Fund                Index
7/31/2004     $10,000             $10,000
8/31/2004     $10,052             $10,078
8/31/2005     $10,111             $10,218
8/31/2006     $10,260             $10,534


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC. "If Held" results represent the percent change in net asset vale per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

------------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)
Period                     If Held  If Redeemed
Life-of-Class
(7/8/04)                    2.41%     2.41%
1 Year                      2.73      2.73
------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

               Pioneer         Lehman Brothers
              Short Term      One- to Three-Year
               Income         Government/Credit
                Fund                Index
7/31/2004     $10,000              $10,000
8/31/2004     $10,064              $10,078
8/31/2005     $10,251              $10,218
8/31/2006     $10,531              $10,534

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on actual returns from March 1, 2006 through August 31, 2006

Share Class                          A              B              C              Y
---------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 3/1/06

Ending Account Value             $1,018.30      $1,014.28      $1,014.80      $1,021,17
On 8/31/06

Expenses Paid During Period*     $    4.58      $    9.14      $    9.04      $    2.70

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80%, 1.78%, and 0.53% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from March 1, 2006 through August 31, 2006

Share Class                          A              B              C              Y
---------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 3/1/06

Ending Account Value             $1,020.67      $1,016.13      $1,016.23      $1,022.53
On 8/31/06

Expenses Paid During Period*     $    4.58      $    9.15      $    9.05      $    2.70

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80%, 1.78%, and 0.53% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06
--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal      Floating     Ratings
Amount         Rate (b)   (unaudited)                                                         Value
                                          ASSET BACKED SECURITIES - 5.7%
                                          Banks - 1.7%
                                          Thrifts & Mortgage Finance - 1.7%
$2,805,013                  AAA/Aaa       Americredit Automobile Recievable Trust,
                                            2.07%, 8/6/08                              $  2,800,105
   154,939        5.53      AAA/Aaa       Greenpoint Mortgage Funding Trust, Floating
                                            Rate Note, 4/15/30                              154,954
   116,733                  AAA/Aaa       Honda Auto Receivables Owner Trust,
                                            3.65%, 8/15/07                                  116,619
   131,729                  AAA/Aaa       Nissan Auto Receivables Owner Trust,
                                            2.7%, 12/17/07                                  131,082
                                                                                       ------------
                                                                                       $  3,202,760
                                                                                       ------------
                                          Total Banks                                  $  3,202,760
                                                                                       ------------
                                          Diversified Financials - 1.6%
                                          Diversified Financial Services - 1.5%
   185,000                   BB/Ba3       Dunkin Brands Master Finance LLC,
                                            8.28%, 6/20/31 (144A)                      $    188,329
 2,130,000                  AAA/Aaa       Hertz Vehicle Financing LLC, 2.38%,
                                            5/25/08 (144A)                                2,098,926
   391,003                  BBB/Baa2      Power Receivables Finance, 6.29%,
                                            1/1/12 (144A)                                   393,459
   200,000                  AAA/Aaa       Volkswagon Auto Loan Trust, 2.94%,
                                            3/22/10                                         196,706
                                                                                       ------------
                                                                                       $  2,877,420
                                                                                       ------------
                                          Specialized Finance - 0.1%
   250,000        2.75      AAA/Aaa       MBNA Credit Card Master Note, Floating
                                            Rate Note, 10/15/10                        $    240,317
                                                                                       ------------
                                          Total Diversified Financials                 $  3,117,737
                                                                                       ------------
                                          Utilities - 0.0%
                                          Multi-Utilities - 0.0%
    16,420                  AAA/Aaa       P&G Energy Recovery Funding LLC,
                                            3.32%, 9/25/08                             $     16,397
                                                                                       ------------
                                          Total Utilities                              $     16,397
                                                                                       ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal      Floating     Ratings
Amount         Rate (b)   (unaudited)                                                         Value
                                          Government - 2.4%
$4,681,717                  AAA/Aaa       Federal Home Loan Mortgage Corp., 4.511%,
                                            5/1/35                                     $  4,633,914
                                                                                       ------------
                                                                                       $  4,633,914
                                                                                       ------------
                                          TOTAL ASSET BACKED SECURITIES
                                          (Cost $10,927,640)                           $ 10,970,808
                                                                                       ------------
                                          COLLATERALIZED MORTGAGE OBLIGATIONS - 12.1%
                                          Banks - 2.9%
                                          Thrifts & Mortgage Finance - 2.9%
 1,207,562                   NR/Aaa       ABN Amro Mortgage Corp., 4.75%, 5/25/18      $  1,180,082
 4,418,585                  AAA/Aaa       Chase Mortgage Finance Corp.,
                                            6.0%, 1/25/34                                 4,423,029
                                                                                       ------------
                                                                                       $  5,603,111
                                                                                       ------------
                                          Total Banks                                  $  5,603,111
                                                                                       ------------
                                          Diversified Financials - 2.8%
                                          Investment Banking & Brokerage - 0.5%
 1,000,000        5.56      AA+/Aa1       Lehman Brothers Floating Rate Note,
                                            5.56%, 9/15/21 (144A)                      $  1,000,000
                                                                                       ------------
                                          Diversified Financial Services - 2.3%
   282,540                  AAA/Aaa       Bank of America Commercial Mortgage, Inc.,
                                            7.109%, 11/15/31                           $    286,324
 1,971,501                   AAA/NR       Bank of America Mortgage Securities,
                                            4.0%, 4/25/34                                 1,938,774
   611,222                  AAA/Aaa       CS First Boston Mortgage Security,
                                            7.24%, 6/20/29                                  612,921
 1,490,976                  AAA/Aaa       Residential Accredit Loans, Inc.,
                                            6.6352%, 7/25/33                              1,492,148
                                                                                       ------------
                                                                                       $  4,330,167
                                                                                       ------------
                                          Total Diversified Financials                 $  5,330,167
                                                                                       ------------
                                          Government - 6.4%
   963,386                  AAA/Aaa       Fannie Mae Benchmark Remic, 6.0%, 6/25/16    $    973,890
   480,213                  AAA/Aaa       Fannie Mae, 4.0%, 11/25/14                        469,793
   302,836                  AAA/Aaa       Fannie Mae, 4.0%, 12/25/20                        300,451
   149,767                  AAA/Aaa       Fannie Mae, 4.5%, 3/25/16                         147,408
    39,929                  AAA/Aaa       Fannie Mae, 6.0%, 3/25/31                          39,861
   967,797                  AAA/Aaa       Fannie Mae, 6.0%, 6/25/36                         966,636
   204,601                  AAA/Aaa       Federal Home Loan Bank, 4.84%, 1/25/12            206,749
 1,787,460                  AAA/Aaa       Federal Home Loan Mortgage Association,
                                          6.0%, 4/25/36                                   1,787,254

18  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal      Floating     Ratings
Amount         Rate (b)   (unaudited)                                                         Value
                                          Government - (continued)
    $ 422,134                AAA/Aaa      Federal Home Loan Mortgage Corp.,
                                            5.125%, 12/15/13                           $    417,382
      942,698                AAA/Aaa      Federal Home Loan Mortgage Corp.,
                                            5.5%, 12/15/18                                  939,465
      211,014                AAA/Aaa      Federal Home Loan Mortgage Corp.,
                                            5.5%, 7/15/17                                   210,708
      572,162                AAA/Aaa      Federal Home Loan Mortgage Corp.,
                                            5.875%, 5/15/16                                 576,715
      970,184                AAA/Aaa      Federal National Mortgage Association,
                                            5.0%, 8/25/15                                   963,194
       14,086                AAA/Aaa      Freddie Mac, 3.0%, 8/15/09                         14,052
       62,822                AAA/Aaa      Freddie Mac, 3.5%, 12/15/10                        62,365
       87,706                AAA/Aaa      Freddie Mac, 3.75%, 1/15/11                        87,503
      135,513                AAA/Aaa      Freddie Mac, 4.0%, 12/15/12                       129,561
      416,385                AAA/Aaa      Freddie Mac, 4.0%, 12/15/16                       403,329
       19,366                AAA/Aaa      Freddie Mac, 4.0%, 3/15/11                         19,318
       89,248                AAA/Aaa      Freddie Mac, 4.0%, 4/15/21                         88,707
      133,990                AAA/Aaa      Freddie Mac, 4.0%, 4/15/22                        129,988
       80,500                AAA/Aaa      Freddie Mac, 4.5%, 11/15/09                        80,161
       76,367                AAA/Aaa      Freddie Mac, 4.5%, 6/15/14                         75,237
    1,255,780                AAA/Aaa      Freddie Mac, 5.0%, 8/15/23                      1,247,765
      465,338                AAA/Aaa      Freddie Mac, 5.5%, 6/15/32                        463,884
       41,358                 NR/NR       Freddie Mac, 6.0%, 6/15/23                         41,357
      465,338                AAA/Aaa      Freddie Mac, 6.0%, 6/15/32                        470,792
      816,254                AAA/Aaa      Freddie Mac, 6.1%, 9/15/18                        820,058
                                                                                       ------------
                                                                                       $ 12,133,583
                                                                                       ------------
                                          Total Government                             $ 12,133,583
                                                                                       ------------
                                          TOTAL COLLATERALIZED MORTGAGE
                                          OBLIGATIONS
                                          (Cost $23,073,861)                           $ 23,066,861
                                                                                       ------------
                                          CORPORATE BONDS - 25.8%
                                          Energy - 1.1%
                                          Integrated Oil & Gas - 0.1%
      250,000                 A-/A3       Occcidental Petroleum, 4.0%, 11/30/07        $    246,093
                                                                                       ------------
                                          Oil & Gas Equipment & Services - 0.2%
      200,000               BBB+/Baa1     Cooper Cameron Corp., 2.65%, 4/15/07         $    196,483
NOK 1,500,000                 NR/NR       Sevan Marine, 9.0%, 3/31/08                       243,225
                                                                                       ------------
                                                                                       $    439,708
                                                                                       ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal      Floating     Ratings
Amount         Rate (b)   (unaudited)                                                         Value
                                          Oil & Gas Exploration & Production - 0.1%
$ 225,000                   BBB/Baa3      Ocean Energy, Inc., 4.375%, 10/1/07          $    222,552
                                                                                       ------------
                                          Oil & Gas Refining & Marketing - 0.7%
  300,000                   BB+/Baa3      Enterprise Products, 4.0%, 10/15/07          $    294,983
1,000,000                   BB-/Ba2       Semco Energy, Inc., 7.125%, 5/15/08               986,335
                                                                                       ------------
                                                                                       $  1,281,318
                                                                                       ------------
                                          Total Energy                                 $  2,189,671
                                                                                       ------------
                                          Materials - 0.3%
                                          Diversified Chemical - 0.1%
  200,000                   BBB/Baa3      ICI Wilmington, Inc., 4.375%, 12/1/08        $    195,026
                                                                                       ------------
                                          Paper Packaging - 0.2%
   62,000                    B+/B1        Abitibi-Consolidated, Inc., 6.95%, 12/15/06  $     62,310
  300,000                   BBB/Baa3      Sealed Air Corp., 5.375%, 4/15/08 (144A)          299,194
                                                                                       ------------
                                                                                       $    361,504
                                                                                       ------------
                                          Total Materials                              $    556,530
                                                                                       ------------
                                          Capital Goods - 2.3%
                                          Building Products - 0.0%
  100,000         9.66        B/B3        Builders Firstsource, Inc.,
                                            Floating Rate Note, 2/15/12                $    101,250
                                                                                       ------------
                                          Construction & Farm Machinery &
                                          Heavy Trucks - 0.9%
  225,000                     A/A2        Caterpillar Financial Service Corp.,
                                            3.8%, 2/8/08                               $    220,295
1,000,000                     A/A2        Caterpillar Financial Services Corp.,
                                            2.5%, 10/3/06                                   997,759
  500,000                     A/A2        Caterpillar Financial Services Corp.,
                                            3.1%, 5/15/07                                   492,005
                                                                                       ------------
                                                                                       $  1,710,059
                                                                                       ------------
                                          Industrial Conglomerates - 1.4%
2,000,000                   AAA/Aaa       General Electric Capital Corp.,
                                            3.75%, 12/15/09                            $  1,914,980
  250,000                   AAA/Aaa       General Electric Corp., 4.0%, 6/15/09             242,545
  500,000                   AAA/Aaa       General Electric Corp., 4.125%, 3/4/08            492,157
                                                                                       ------------
                                                                                       $  2,649,682
                                                                                       ------------
                                          Total Capital Goods                          $  4,460,991
                                                                                       ------------
                                          Commercial Services & Supplies - 0.5%
                                          Commercial Printing - 0.5%
1,000,000                   A-/Baa2       Donnelley RR & Sons Co., 5.0%, 11/15/06      $    996,339
                                                                                       ------------
                                          Total Commercial Services & Supplies         $    996,339
                                                                                       ------------

20  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal      Floating     Ratings
Amount         Rate (b)   (unaudited)                                                         Value
                                          Transportation - 0.1%
                                          Airlines - 0.1%
$ 200,000                    AA+/Aa2      Southwest Airlines Co., 5.496%, 11/1/06      $    199,989
                                                                                       ------------
                                          Total Transportation                         $    199,989
                                                                                       ------------
                                          Automobiles & Components - 0.4%
                                          Automobile Manufacturers - 0.1%
  250,000                   BBB-/Baa3     Hyundai Motor Co., Ltd., 5.3%,
                                            12/19/08 (144A)                            $    247,341
                                                                                       ------------
                                          Tires & Rubber - 0.3%
  550,000                     B-/B3       Goodyear Tire & Rubber, 8.5%, 3/15/07        $    554,125
                                                                                       ------------
                                          Total Automobiles & Components               $    801,466
                                                                                       ------------
                                          Consumer Durables & Apparel - 0.6%
                                          Home Furnishings - 0.4%
  750,000                   BBB-/Baa3     Mohawk Industries, Inc., 5.75%, 1/15/11      $    743,968
                                                                                       ------------
                                          Homebuilding - 0.1%
  250,000                    BBB/Baa2     Centex Corp., 4.75%, 1/15/08                 $    246,312
                                                                                       ------------
                                          Household Appliances - 0.1%
  200,000                      A/A2       Stanley Works, 3.5%, 11/1/07                 $    195,767
                                                                                       ------------
                                          Total Consumer Durables & Apparel            $  1,186,047
                                                                                       ------------
                                          Consumer Services - 1.1%
                                          Hotels, Resorts & Cruise Lines - 0.1%
  225,000                     A-/A3       Carnival Corp., 3.75%, 11/15/07              $    220,342
                                                                                       ------------
                                          Restaurants - 1.0%
2,000,000                      A/A2       McDonalds Corp., 3.875%, 8/15/07             $  1,965,686
                                                                                       ------------
                                          Total Consumer Services                      $  2,186,028
                                                                                       ------------
                                          Media - 1.1%
                                          Broadcasting & Cable TV - 0.9%
  300,000                    BB+/Baa3     Cox Enterprises, Inc., 4.375%,
                                            5/1/08 (144A)                              $    293,749
1,500,000                    BB-/Baa3     Univision Communication, Inc.,
                                            2.875%, 10/15/06                              1,494,546
                                                                                       ------------
                                                                                       $  1,788,295
                                                                                       ------------
                                          Movies & Entertainment - 0.2%
  285,000                     A-/A3       Walt Disney Co., 5.375%, 6/1/07              $    285,005
                                                                                       ------------
                                          Total Media                                  $  2,073,300
                                                                                       ------------
                                          Retailing - 0.4%
                                          General Merchandise Stores - 0.4%
  800,000                     A+/A2       Target Corp., 3.375%, 3/1/08                 $    779,373
                                                                                       ------------
                                          Total Retailing                              $    779,373
                                                                                       ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------

                              S&P/
                             Moody's
Principal      Floating      Ratings
Amount         Rate (b)    (unaudited)                                                        Value
                                          Food & Drug Retailing - 0.7%
                                          Food Distributors - 0.7%
$ 200,000                    BBB/Baa2     Cadbury Schweppes US Financial,
                                            3.875%, 10/1/08 (144A)                     $    193,833
1,115,000                     A+/A1       Sysco Corp., 7.25%, 4/15/07                     1,126,589
                                                                                       ------------
                                                                                       $  1,320,422
                                                                                       ------------
                                          Total Food & Drug Retailing                  $  1,320,422
                                                                                       ------------
                                          Food, Beverage & Tobacco - 1.2%
                                          Brewers - 0.1%
  250,000                   BBB+/Baa1     Miller Brewing Co., 4.25%, 8/15/08 (144A)    $    244,501
                                                                                       ------------
                                          Soft Drinks - 1.1%
1,150,000                     A-/A3       Diageo Finance, 3.0%, 12/15/06               $  1,142,347
1,000,000                     A-/A3       Diageo Plc, 3.5%, 11/19/07                        977,899
                                                                                       ------------
                                                                                       $  2,120,246
                                                                                       ------------
                                          Total Food, Beverage & Tobacco               $  2,364,747
                                                                                       ------------
                                          Household & Personal Products - 1.0%
                                          Household Products - 0.5%
1,000,000                    AA-/Aa3      Procter & Gamble Co., 3.5%, 12/15/08         $    964,928
                                                                                       ------------
                                          Personal Products - 0.5%
1,000,000                    AA-/Aa3      Gillette Co., 2.5%, 6/1/08                   $    954,976
                                                                                       ------------
                                          Total Household & Personal Products          $  1,919,904
                                                                                       ------------
                                          Health Care Equipment & Services - 1.7%
                                          Health Care Equipment - 0.5%
1,000,000                     A+/A2       Becton Dickinson & Co., 7.15%, 10/1/09       $  1,054,077
                                                                                       ------------
                                          Health Care Facilities - 0.1%
  145,000                    BB+/Ba2      HCA, Inc., 7.0%, 7/1/07                      $    145,384
                                                                                       ------------
                                          Managed Health Care - 1.1%
1,035,000                      A/A2       United Health Group, 3.375%, 8/15/07         $  1,015,427
1,000,000                      A/A2       United Health Group, 5.2%, 1/17/07                998,986
                                                                                       ------------
                                                                                       $  2,014,413
                                                                                       ------------
                                          Total Health Care Equipment & Services       $  3,213,874
                                                                                       ------------
                                          Pharmaceuticals & Biotechnology - 0.6%
                                          Pharmaceuticals - 0.6%
1,100,000                     AA/Aa2      Glaxosmithline Capital Plc, 2.375%, 4/16/07  $  1,078,977
                                                                                       ------------
                                          Total Pharmaceuticals & Biotechnology        $  1,078,977
                                                                                       ------------

22   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal      Floating     Ratings
Amount         Rate (b)   (unaudited)                                                         Value
                                          Banks - 2.9%
                                          Diversified Banks - 1.4%
$ 500,000                     A/A1        First Tennessee Bank, 5.316%, 12/8/08        $    498,061
  300,000                   BBB+/A3       Popular North America, Inc., 3.875%, 10/1/08      290,426
2,000,000                   AA-/Aa2       Royal Bank of Canada NY, 5.6%, 8/10/07          2,004,200
                                                                                       ------------
                                                                                       $  2,792,687
                                                                                       ------------
                                          Regional Banks - 1.3%
2,000,000                    A-/A2        Keycorp, 2.75%, 2/27/07                      $  1,969,958
  510,000                    A+/Aa3       Suntrust Bank, 6.9%, 7/1/07                       516,121
                                                                                       ------------
                                                                                       $  2,486,079
                                                                                       ------------
                                          Thrifts & Mortgage Finance - 0.2%
  300,000                   AAA/Aaa       Fannie Mae, 3.04%, 4/27/07                   $    295,592
                                                                                       ------------
                                          Total Banks                                  $  5,574,358
                                                                                       ------------
                                          Diversified Financials - 3.3%
                                          Asset Management & Custody Banks - 0.5%
1,000,000                    A+/Aa3       Bank of New York, 3.9%, 9/1/07               $    984,848
                                                                                       ------------
                                          Consumer Finance - 0.4%
   50,000                    B+/Ba3       Ford Motor Credit Co., 4.95%, 1/15/08        $     48,524
  500,000                   AA-/Aa3       Household Finance Corp., 4.125%, 11/16/09         482,494
  100,000         5.61      AA-/Aa3       Household Finance Corp., Floating Rate Note,
                                            8/15/08                                          99,090
  100,000         5.69        A/A2        SLM Corp., Floating Rate Note, 12/15/08            99,810
                                                                                       ------------
                                                                                       $    729,918
                                                                                       ------------
                                          Diversified Financial Services - 2.3%
  250,000         5.47      AA-/Aa1       Citigroup, Inc., Floating Rate Note, 3/16/12 $    249,874
  200,000                    A-/A3        John Deere Capital Corp., 3.875%, 3/7/07          198,419
2,000,000         5.76       A+/Aa3       Premium Asset, Floating Rate Note,
                                            10/8/09 (144A)                                2,002,172
1,000,000         5.45        A/A2        SLM Corp., Floating Rate Note, 2/1/10             954,030
1,000,000                   AAA/Aa1       USAA Cap Corp., 4.0%, 12/10/07                    980,887
                                                                                       ------------
                                                                                       $  4,385,382
                                                                                       ------------
                                          Specialized Finance - 0.1%
  250,000                     A/A2        CIT Group, Inc., 3.65%, 11/23/07             $    244,550
                                                                                       ------------
                                          Total Diversified Financials                 $  6,344,698
                                                                                       ------------
                                          Insurance - 3.6%
                                          Life & Health Insurance - 1.0%
2,000,000                    AA/Aa3       Protective Life, 4.0%, 10/7/09               $  1,929,234
                                                                                       ------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------

                              S&P/
                             Moody's
Principal      Floating      Ratings
Amount         Rate (b)    (unaudited)                                                        Value
                                          Property & Casualty Insurance - 2.6%
$2,000,000                   AAA/Aaa      Berkshire Hathway, Inc., 3.375%, 10/15/08    $  1,926,188
 1,000,000                    AA/Aa3      Pacific Life, 3.75%, 1/15/09 (144A)               968,260
 2,000,000                    A-/A3       St. Paul Travelers, 5.75%, 3/15/07              2,003,520
                                                                                       ------------
                                                                                       $  4,897,968
                                                                                       ------------
                                          Total Insurance                              $  6,827,202
                                                                                       ------------
                                          Real Estate - 0.2%
                                          Real Estate Investment Trusts - 0.2%
   315,000                     B/B1       Crescent Real Estate, 7.5%, 9/15/07          $    316,575
                                                                                       ------------
                                          Total Real Estate                            $    316,575
                                                                                       ------------
                                          Technology Hardware & Equipment - 0.1%
                                          Computer Hardware - 0.1%
   200,000                    A-/A3       Hewlett-Packard Co., 3.625%, 3/15/08         $    194,972
                                                                                       ------------
                                          Technology Distributors - 0.0%
    50,000                  BBB-/Baa3     Arrow Electronics, Inc., 7.0%, 1/15/07       $     50,232
                                                                                       ------------
                                          Total Technology Hardware & Equipment        $    245,204
                                                                                       ------------
                                          Semiconductors - 0.4%
   750,000                  BBB-/Baa3     Chartered Semiconductor, 5.75%, 8/3/10       $    743,685
                                                                                       ------------
                                          Total Semiconductors                         $    743,685
                                                                                       ------------
                                          Telecommunication Services - 1.5%
                                          Integrated Telecommunication Services - 1.5%
   300,000                     A/WD       AT&T Corp., 7.75%, 3/1/07                    $    303,189
    70,000        6.50         A/A2       AT&T Corp., 11/15/06 (STEP)                        70,152
 2,000,000                     A/A3       GTE California, Inc., 7.65%, 3/15/07            2,022,640
   250,000                  BBB+/Baa2     Telecom Italia Capital, 4.0%, 11/15/08            242,245
   150,000                  BBB+/Baa2     Telecom Italia Capital, 4.875%, 10/1/10           145,539
                                                                                       ------------
                                                                                       $  2,783,765
                                                                                       ------------
                                          Wireless Telecommunication Services - 0.0%
    50,000                    A/Baa1      Cingular Wireless LLC, 5.625%, 12/15/06      $     50,015
                                                                                       ------------
                                          Total Telecommunication Services             $  2,833,780
                                                                                       ------------
                                          Utilities - 0.7%
                                          Electric Utilities - 0.2%
   500,000                  BBB+/Baa3     Entergy Gulf States, 3.6%, 6/1/08            $    482,945
                                                                                       ------------
                                          Gas Utilities - 0.2%
   200,000                   BBB/Baa3     Panhandle Eastern Pipeline, 2.75%, 3/15/07   $    197,070
                                                                                       ------------

24  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal      Floating     Ratings
Amount         Rate (b)   (unaudited)                                                         Value
                                          Multi-Utilities - 0.3%
$ 500,000                    A-/A2        Consolidated Edison, Inc., 3.625%, 8/1/08    $    484,757
                                                                                       ------------
                                          Total Utilities                              $  1,164,772
                                                                                       ------------
                                          TOTAL CORPORATE BONDS
                                          (Cost $50,151,329)                           $ 49,377,932
                                                                                       ============
                                          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 54.8%
                                          Government - 54.8%
  280,351                    NR/Aaa       Fannie Mae, 2.75%, 6/25/34                   $    279,066
  500,000                   AAA/Aaa       Fannie Mae, 3.31%, 1/26/07                        495,905
  500,000                   AAA/Aaa       Fannie Mae, 4.0%, 5/23/07                         495,271
  300,000                   AAA/Aaa       Fannie Mae, 4.0%, 6/29/07                         296,692
  500,000                   AAA/Aaa       Fannie Mae, 4.4%, 7/28/08                         493,035
1,500,000                   AAA/Aaa       Fannie Mae, 4.5%, 10/15/08                      1,483,068
1,000,000                    NR/NR        Fannie Mae, 4.5%, 12/25/25                        979,428
  500,000                   AAA/Aaa       Fannie Mae, 4.5%, 7/27/09                         493,062
  250,000                   AAA/Aaa       Fannie Mae, 4.65%, 5/17/10                        246,851
  250,000                   AAA/Aaa       Fannie Mae, 4.7%, 7/28/10                         247,111
1,378,582                   AAA/Aaa       Fannie Mae, 5.0%, 7/25/15                       1,367,650
1,500,000                   AAA/Aaa       Fannie Mae, 5.1%, 1/18/11                       1,486,427
  500,000                   AAA/Aaa       Fannie Mae, 5.375%, 3/13/09                       499,366
  467,236                   AAA/Aaa       Fannie Mae, 6.0%, 6/25/29                         473,724
1,000,000                   AAA/Aaa       Federal Farm Credit Bank, 2.7%, 11/24/06          993,762
  100,000                   AAA/Aaa       Federal Home Loan Bank, 3.1%, 12/15/06             99,361
1,000,000                   AAA/Aaa       Federal Home Loan Bank, 4.0%, 8/25/08             979,547
  300,000                   AAA/Aaa       Federal Home Loan Bank, 3.45%, 1/10/07            297,947
  250,000                   AAA/Aaa       Federal Home Loan Bank, 4.125%, 2/15/08           246,432
  250,000                   AAA/Aaa       Federal Home Loan Bank, 4.15%, 7/5/07             247,624
  750,000                   AAA/Aaa       Federal Home Loan Bank, 4.43%, 4/7/08             742,431
  300,000                   AAA/Aaa       Federal Home Loan Bank, 4.51%, 8/25/08            296,914
  250,000                   AAA/Aaa       Federal Home Loan Bank, 4.875%, 8/16/10           248,361
  500,000                   AAA/Aaa       Federal Home Loan Bank, 3.8%, 1/16/07             497,068
  250,000                   AAA/Aaa       Federal Home Loan Bank, 3.875%, 3/20/07           247,999
1,000,000                   AAA/Aaa       Federal Home Loan Bank, 4.25%, 4/16/07            993,272
1,000,000                   AAA/Aaa       Federal Home Loan Bank, 4.375%, 10/3/08           985,416
  250,000                   AAA/Aaa       Federal Home Loan Bank, 4.57%, 10/17/08           247,583
1,500,000                   AAA/Aaa       Federal Home Loan Bank, 4.625%, 10/24/07        1,488,980
  500,000                   AAA/Aaa       Federal Home Loan Bank, 5.0%, 11/23/07            498,147
2,500,000                   AAA/Aaa       Federal Home Loan Bank, 5.0%, 10/27/08          2,480,755
  500,000                   AAA/Aaa       Federal Home Loan Bank, 5.0%, 1/23/09             498,125
1,000,000                   AAA/Aaa       Federal Home Loan Bank, 5.125%, 11/1/10           995,006

The accompanying notes are an integral part of these financial statements.   25

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal      Floating     Ratings
Amount         Rate (b)   (unaudited)                                                         Value
                                          Government - (continued)
$1,000,000                  AAA/Aaa       Federal Home Loan Bank, 5.25%, 3/2/09        $    997,709
   500,000                  AAA/Aaa       Federal Home Loan Bank, 5.375%, 5/18/16           510,115
 1,000,000                  AAA/Aaa       Federal Home Loan Bank, 5.5%, 6/5/09            1,000,745
 1,000,000                  AAA/Aaa       Federal Home Loan Bank, 5.625%, 4/25/11         1,002,760
    91,808                  AAA/Aaa       Federal Home Loan Corp., 4.5%, 11/1/07             90,839
   155,130                  AAA/Aaa       Federal Home Loan Corp., 5.5%, 12/1/08            154,297
    21,502                  AAA/Aaa       Federal Home Loan Corp., 5.5%, 4/1/08              21,411
 5,000,000                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            3.41%, 8/30/07                                4,909,340
   174,433                  AAA/Aaa       Federal Home Loan Mortgage Corp.
                                            3.0%, 8/1/10                                    163,397
 2,083,165                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            4.0%, 12/1/07                                 2,050,189
   250,000                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            4.375%, 7/30/09                                 245,548
   228,655                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            4.5%, 3/1/08                                    225,997
   226,736                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            4.5%, 4/1/08                                    224,025
   496,004                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            4.5%, 9/1/09                                    486,051
 1,009,847                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            4.5%, 9/1/12                                    975,375
 1,000,000                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            5.0%, 12/27/07                                  997,048
   639,212                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            5.0%, 11/1/10                                   629,448
   695,839                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            5.0%, 9/1/11                                    684,606
   964,309                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            5.0%, 2/1/21                                    943,685
 1,000,000                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            5.4%, 2/28/11                                   998,191
   106,038                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            5.5%, 9/1/08                                    105,468
 1,000,000                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            5.5%, 4/24/09                                   999,329
 1,000,000                  AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            5.6%, 5/22/09                                 1,000,590

26  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal      Floating     Ratings
Amount         Rate (b)   (unaudited)                                                         Value
                                          Government - (continued)
$  39,492                   AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            6.0%, 3/1/07                               $     39,486
  814,171                   AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            6.0%, 6/1/09                                    814,421
   65,301                   AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            6.5%, 12/1/07                                    65,733
   92,354                   AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            6.5%, 3/1/11                                     93,508
  172,175                   AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            6.5%, 7/1/16                                    175,247
   67,035                   AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                            6.5%, 6/1/17                                     68,232
   81,371                   AAA/Aaa       Federal Home Mortgage Association,
                                            5.5%, 9/1/07                                     81,098
  135,692                    NR/NR        Federal National Mortgage Association,
                                            3.5%, 5/25/12                                   133,529
  250,000                   AAA/Aaa       Federal National Mortgage Association,
                                            3.55%, 1/30/07                                  248,071
  250,000                   AAA/Aaa       Federal National Mortgage Association,
                                            4.0%, 8/8/08                                    244,928
2,000,000                   AAA/Aaa       Federal National Mortgage Association,
                                            4.2%, 8/1/07                                  1,980,668
2,000,000                   AAA/Aaa       Federal National Mortgage Association,
                                            4.375%, 9/7/07                                1,981,616
  555,000                   AAA/Aaa       Federal National Mortgage Association,
                                            4.375%, 6/21/10                                 541,905
  295,000                    NR/NR        Federal National Mortgage Association,
                                            4.5%, 10/25/15                                  291,562
1,110,265                   AAA/Aaa       Federal National Mortgage Association,
                                            4.5%, 12/25/20                                1,074,159
  121,737                    NR/NR        Federal National Mortgage Association,
                                            5.0%, 3/1/09                                    120,113
  163,735                   AAA/Aaa       Federal National Mortgage Association,
                                            5.0%, 10/1/09                                   161,550
  799,208                   AAA/Aaa       Federal National Mortgage Association,
                                            5.0%, 7/1/15                                    788,857
1,000,000                   AAA/Aaa       Federal National Mortgage Association,
                                            5.17%, 2/23/09                                  996,731
1,000,000                   AAA/Aaa       Federal National Mortgage Association,
                                            5.25%, 4/6/11                                   998,627

The accompanying notes are an integral part of these financial statements.   27

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal      Floating     Ratings
Amount         Rate (b)   (unaudited)                                                         Value
                                          Government - (continued)
$  53,950                   AAA/Aaa       Federal National Mortgage Association,
                                            5.5%, 1/1/12                               $     53,982
1,472,643                   AAA/Aaa       Federal National Mortgage Association,
                                            5.5%, 11/1/35                                 1,445,926
  961,790                   AAA/Aaa       Federal National Mortgage Association,
                                            5.5%, 12/1/35                                   944,342
2,000,000                   AAA/Aaa       Federal National Mortgage Association,
                                            5.65%, 4/10/13                                2,000,840
1,000,000                   AAA/Aaa       Federal National Mortgage Association,
                                            5.8%, 6/7/11                                  1,001,211
1,000,000                   AAA/Aaa       Federal National Mortgage Association,
                                            6.0%, 11/24/10                                1,000,035
  667,257                   AAA/Aaa       Federal National Mortgage Association,
                                            6.0%, 2/1/34                                    669,028
1,000,000                   AAA/Aaa       Federal National Mortgage Association,
                                            6.07%, 5/12/16                                1,008,053
   74,640                   AAA/Aaa       Federal National Mortgage Association,
                                            6.5%, 6/1/14                                     75,830
1,195,434                   AAA/Aaa       Federal National Mortgage Association,
                                            6.5%, 6/1/15                                  1,207,908
   52,660                    NR/NR        Federal National Mortgage Association,
                                            6.5%, 6/1/16                                     53,605
  139,597                   AAA/Aaa       Federal National Mortgage Association,
                                            6.5%, 8/1/17                                    142,102
  686,939                   AAA/Aaa       Federal National Mortgage Association,
                                            7.0%, 5/1/12                                    702,556
  701,669                   AAA/Aaa       Federal National Mortgage Association,
                                            7.0%, 8/1/14                                    717,176
  745,035                   AAA/Aaa       Federal National Mortgage Association,
                                            7.0%, 7/1/17                                    768,041
1,949,541                   AAA/Aaa       Federal National Mortgage Association,
                                            7.0%, 7/1/36                                  2,001,590
  100,000                   AAA/Aaa       Freddie Mac, 3.0%, 9/29/06                         99,805
  250,000                   AAA/Aaa       Freddie Mac, 4.125%, 9/27/06                      249,759
  200,000                   AAA/Aaa       Freddie Mac, 4.125%, 8/28/07                      197,815
  778,000                   AAA/Aaa       Freddie Mac, 4.25%, 5/22/13                       741,241
1,000,000                   AAA/Aaa       Freddie Mac, 4.5%, 10/11/07                       992,172
  109,105                   AAA/Aaa       Freddie Mac, 4 5.%, 12/1/08                       107,967
2,000,000                   AAA/Aaa       Freddie Mac, 4.625%, 8/15/08                    1,983,822
1,350,000                   AAA/Aaa       Freddie Mac, 4.9%, 11/3/08                      1,340,682

28  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal      Floating     Ratings
Amount         Rate (b)   (unaudited)                                                         Value
                                          Government - (continued)
$2,000,000                  AAA/Aaa       Freddie Mac, 5.0%, 10/18/10                  $  1,977,038
 1,000,000                  AAA/Aaa       Freddie Mac, 5.2%, 2/22/10                        995,898
 1,000,000                  AAA/Aaa       Freddie Mac, 5.25%, 2/24/11                       999,016
 1,500,000                  AAA/Aaa       Freddie Mac, 5.3%, 11/17/10                     1,496,024
   350,000                  AAA/Aaa       Freddie Mac, 5.33%, 2/27/09                       348,861
 1,500,000                   NR/NR        Freddie Mac, 5.375%, 8/15/11                    1,499,121
 1,500,000                  AAA/Aaa       Freddie Mac, 5.5%, 6/13/08                      1,500,971
 1,000,000                  AAA/Aaa       Freddie Mac, 5.6%, 4/25/11                      1,003,032
 1,000,000                  AAA/Aaa       Freddie Mac, 5.75%, 7/20/11                     1,015,069
   796,957                   NR/NR        Freddie Mac, 6.0%, 10/15/08                       797,309
 2,494,656                   NR/NR        Freddie Mac, 6.0%, 3/15/36                      2,491,031
   115,795                  AAA/Aaa       Government National Mortgage Association,
                                            6.0%, 5/20/13                                   116,604
   201,478                  AAA/Aaa       Government National Mortgage Association,
                                            6.5%, 5/15/31                                   206,268
   241,697                  AAA/Aaa       Government National Mortgage Association,
                                            6.5%, 7/15/35                                   247,174
    85,135                  AAA/Aaa       Government National Mortgage Association,
                                            7.0%, 1/15/09                                    86,388
   101,406                  AAA/Aaa       Government National Mortgage Association,
                                            7.0%, 11/15/13                                  104,572
    22,626                  AAA/Aaa       Government National Mortgage Association,
                                            7.5%, 4/15/09                                    23,094
    21,775                  AAA/Aaa       Government National Mortgage Association,
                                            7.5%, 4/15/09                                    22,225
    20,168                  AAA/Aaa       Government National Mortgage Association,
                                            7.5%, 6/15/09                                    20,586
    74,713                  AAA/Aaa       Government National Mortgage Association,
                                            7.5%, 8/15/11                                    77,141
    10,878                  AAA/Aaa       Government National Mortgage Association,
                                            8.0%, 12/15/07                                   10,991
    64,659                  AAA/Aaa       Government National Mortgage Association,
                                            8.0%, 8/15/08                                    65,899
   105,628                  AAA/Aaa       Government National Mortgage Association,
                                            8.0%, 11/15/09                                  108,519
   105,166                  AAA/Aaa       Government National Mortgage Association,
                                            8.0%, 4/15/10                                   108,847
    46,905                  AAA/Aaa       Government National Mortgage Association,
                                            8.0%, 4/15/10                                    48,547

The accompanying notes are an integral part of these financial statements.   29

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal      Floating     Ratings
Amount         Rate (b)   (unaudited)                                                         Value
                                          Government - (continued)
$  27,637                   AAA/Aaa       Government National Mortgage Association,
                                            8.5%, 9/15/09                              $     28,644
   13,820                   AAA/Aaa       Government National Mortgage Association,
                                            8.5%, 12/15/09                                   14,324
  511,110                   AAA/Aaa       U.S. Treasury Inflation Protected Security,
                                            2.0%, 1/15/16                                   500,388
1,022,160                   AAA/Aaa       U.S. Treasury Inflation Protected Security,
                                            2.375%, 4/15/11                               1,026,312
5,000,000                   AAA/Aaa       U.S. Treasury Strip Principal, 0.0%, 5/15/07    4,826,120
4,000,000                   AAA/AAA       U.S. Treasury Bonds, 2.25%, 2/15/07             3,948,592
  800,000                   AAA/Aaa       U.S. Treasury Notes, 3.625%, 6/30/07              790,750
2,500,000                   AAA/Aaa       U.S. Treasury Notes, 3.625%, 6/15/10            2,409,083
1,000,000                   AAA/Aaa       U.S. Treasury Notes, 3.75%, 3/31/07               992,110
2,500,000                   AAA/Aaa       U.S. Treasury Notes, 5.0%, 7/31/08              2,508,980
                                                                                       ------------
                                                                                       $104,658,606
                                                                                       ------------
                                          TOTAL U.S. GOVERNMENT AND AGENCY
                                          OBLIGATIONS
                                          (Cost $105,089,858)                          $104,658,606
                                                                                       ------------
                                          TEMPORARY CASH INVESTMENT - 2.4%
                                          Repurchase Agreement - 2.4%
4,600,000                    NR/NR        Deutsche Bank AG, 5.2%, dated 8/31/06,
                                          repurchase price of $4,600,000 plus
                                          accrued interest on 9/1/06, collateralized
                                          by $4,782,000 U.S. Treasury Bill,
                                          4.5%, 2/28/11                                $  4,600,000
                                                                                       ------------
                                          TOTAL TEMPORARY CASH INVESTMENT
                                          (Cost $4,600,000)                            $  4,600,000
                                                                                       ------------
                                          TOTAL INVESTMENT IN SECURITIES - 100.8%
                                          (Cost $193,841,688) (a)                      $192,674,207
                                                                                       ------------
                                          OTHER ASSETS AND LIABILITIES - (0.8)%        $ (1,535,290)
                                                                                       ------------
                                          TOTAL NET ASSETS - 100.0%                    $191,138,917
                                                                                       ============

30  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2006, the value of these securities amounted to $7,929,764 or 4.1% of total net assets.

(a) At August 31, 2006, the net unrealized loss on investments based on cost for federal income tax purposes of $194,384,589 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                                          $   326,089
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                                           (2,036,471)
                                                                                  -----------
        Net unrealized loss                                                       $(1,710,382)
                                                                                  ===========

(b) Debt obligation initially issued at one coupon which converts to another coupon at a specified date. The rate shown is the rate at the end of the period.


Note: Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

     NOK     Norweigan Krone

Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2006, were as follows:

                                                                  Purchases          Sales
     Long-term U.S. Government                                  $110,098,811      $78,385,548
     Other Long-term Securities                                   28,869,345       64,738,246

The accompanying notes are an integral part of these financial statements.   31

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $193,841,688)                    $192,674,207
  Receivables -
    Investment securities sold                                         981,717
    Fund shares sold                                                   579,354
    Interest                                                         1,716,037
    Paydowns                                                            67,366
    Forward foreign currency positional hedge contracts, net             1,313
    Due from Pioneer Investment Management, Inc.                        18,350
  Other                                                                 38,651
                                                                  ------------
     Total assets                                                 $196,076,995
                                                                  ------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $  4,517,061
    Fund shares repurchased                                             67,852
    Dividends                                                          167,172
  Due to bank                                                           69,531
  Due to affiliates                                                     30,316
  Accrued expenses                                                      86,146
                                                                  ------------
     Total liabilities                                            $  4,938,078
                                                                  ------------
NET ASSETS:
  Paid-in capital                                                 $197,793,818
  Undistributed net investment income                                   90,517
  Accumulated net realized loss on investments and foreign
    currency transactions                                           (5,579,021)
  Net unrealized loss on investments                                (1,167,481)
  Net unrealized gain on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                           1,084
                                                                  ------------
     Total net assets                                             $191,138,917
                                                                  ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $21,701,419/2,224,798 shares)                 $       9.75
                                                                  ============
  Class B (based on $14,959,451/1,534,961 shares)                 $       9.75
                                                                  ============
  Class C (based on $5,964,110/612,693 shares)                    $       9.73
                                                                  ============
  Class Y (based on $148,513,937/15,219,758 shares)               $       9.76
                                                                  ============
MAXIMUM OFFERING PRICE:
  Class A ($9.75 [divided by] 97.5%)                              $      10.00
                                                                  ============

32   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 8/31/06

INVESTMENT INCOME:
  Interest                                               $ 6,860,100
                                                         -----------
     Total investment income                                                $ 6,860,100
                                                                            -----------
EXPENSES:
  Management fees                                        $   702,280
  Transfer agent fees and expenses
    Class A                                                   46,216
    Class B                                                   44,125
    Class C                                                   11,970
    Class Y                                                    2,341
  Distribution fees
    Class A                                                   57,588
    Class B                                                  150,708
    Class C                                                   49,072
  Administrative reimbursements                               34,095
  Custodian fees                                              18,748
  Registration fees                                           86,179
  Professional fees                                           49,057
  Printing expense                                            20,419
  Fees and expenses of nonaffiliated trustees                  6,816
  Miscellaneous                                                8,249
                                                         -----------
     Total expenses                                                         $ 1,287,863
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                              (23,542)
                                                                            -----------
     Net expenses                                                           $ 1,264,321
                                                                            -----------
       Net investment income                                                $ 5,595,779
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                          $(1,798,352)
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies        11,584        $(1,786,768)
                                                         -----------        -----------
  Change in net unrealized gain on:
    Investments                                          $ 1,045,424
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies         1,084        $ 1,046,508
                                                         -----------        -----------
  Net loss on investments                                                   $  (740,260)
                                                                            -----------
  Net increase in net assets resulting from operations                      $ 4,855,519
                                                                            ===========

The accompanying notes are an integral part of these financial statements.   33

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 8/31/06 and 8/31/05, respectively

                                                          Year Ended     Year Ended
                                                           8/31/06         8/31/05
FROM OPERATIONS:
Net investment income                                   $  5,595,779    $   573,599
Net realized loss on investments and foreign currency
  transactions                                            (1,786,768)       (20,827)
Change in net unrealized gain (loss) on investments        1,046,508       (173,051)
                                                        ------------    -----------
    Net increase in net assets resulting from
     operations                                         $  4,855,519    $   379,721
                                                        ------------    -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.32 and $0.31 per share, respectively)   $   (748,051)   $  (305,197)
    Class B ($0.24 and $0.22 per share, respectively)       (371,321)       (42,662)
    Class C ($0.23 and $0.24 per share, respectively)       (118,351)      (102,738)
    Class Y ($0.35 and $0.34 per share, respectively)     (4,778,104)      (264,355)
                                                        ------------    -----------
     Total distributions to shareowners                 $ (6,015,827)   $  (714,952)
                                                        ------------    -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 86,843,551    $39,322,468
Shares issued in reorganization                          159,478,147             --
Reinvestment of distributions                              3,764,493        602,119
Cost of shares repurchased                               (95,112,360)    (7,527,997)
                                                        ------------    -----------
    Net increase in net assets resulting from
     Fund share transactions                            $154,973,831    $32,396,590
                                                        ------------    -----------
    Net increase in net assets                          $153,813,523    $32,061,359
NET ASSETS:
Beginning of year                                         37,325,394      5,264,035
                                                        ------------    -----------
End of year                                             $191,138,917    $37,325,394
                                                        ------------    -----------
Undistributed net investment income                     $     90,517    $    36,168
                                                        ============    ===========

34   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '06 Shares      '06 Amount     '05 Shares   '05 Amount
CLASS A
Shares sold                         1,018,255    $  9,907,158     1,354,380    $13,483,786
Shares issued in
  reorganization                    1,727,096      16,942,810             -              -
Reinvestment of distributions          66,011         642,366        29,172        288,304
Less shares repurchased            (1,756,577)    (17,100,504)     (361,023)    (3,578,349)
                                   ----------    ------------     ---------    -----------
    Net increase                    1,054,785    $ 10,391,830     1,022,529    $10,193,741
                                   ==========    ============     =========    ===========
CLASS B
Shares sold                           818,770    $  7,970,721       336,111    $ 3,321,362
Shares issued in
  reorganization                    1,294,423      12,698,294             -              -
Reinvestment of distributions          25,841         251,394           920          9,082
Less shares repurchased              (943,260)     (9,174,831)      (69,516)      (688,795)
                                   ----------    ------------     ---------    -----------
    Net increase                    1,195,774    $ 11,745,578       267,515    $ 2,641,649
                                   ==========    ============     =========    ===========
CLASS C
Shares sold                           508,437    $  4,937,390       557,340    $ 5,517,980
Reinvestment of distributions           7,470          72,477         4,956         48,936
Less shares repurchased              (392,369)     (3,815,236)     (326,875)    (3,230,702)
                                   ----------    ------------     ---------    -----------
    Net increase                      123,538    $  1,194,631       235,421    $ 2,336,214
                                   ==========    ============     =========    ===========
CLASS Y
Shares sold                         6,575,904    $ 64,028,282     1,718,949    $16,999,340
Shares issued in
  reorganization                   13,235,173     129,837,043             -              -
Reinvestment of distributions         287,555       2,798,256        25,927        255,797
Less shares repurchased            (6,673,703)    (65,021,789)       (3,049)       (30,151)
                                   ----------    ------------     ---------    -----------
    Net increase                   13,424,929    $131,641,792     1,741,827    $17,224,986
                                   ==========    ============     =========    ===========

The accompanying notes are an integral part of these financial statements.   35

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              For the
                                                                            period from
                                                                               7/8/04
                                                                           (Commencement
                                                 Year Ended   Year Ended   of Operations)
                                                   8/31/06      8/31/05      to 8/31/04
CLASS A
Net asset value, beginning of period               $  9.84      $ 10.02       $10.00
                                                   -------      -------       ------
Increase (decrease) from investment operations:
  Net investment income                            $  0.29      $  0.27       $ 0.03
  Net realized and unrealized gain (loss) on
   investments                                       (0.06)       (0.14)        0.03
                                                   -------      -------       ------
   Net increase from investment operations         $  0.23      $  0.13       $ 0.06
Distributions to shareowners:
  Net investment income                              (0.32)       (0.31)       (0.04)
                                                   -------      -------       ------
Net increase (decrease) in net asset value         $ (0.09)     $ (0.18)      $ 0.02
                                                   -------      -------       ------
Net asset value, end of period                     $  9.75      $  9.84       $10.02
                                                   =======      =======       ======
Total return*                                         2.38%        1.31%        0.59%(a)
Ratio of net expenses to average net assets+          0.90%        0.90%        0.90%**
Ratio of net investment income to average net
  assets+                                             3.05%        2.68%        1.64%**
Portfolio turnover rate                                 81%          71%          24%(a)
Net assets, end of period (in thousands)           $21,701      $11,512       $1,478
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                        0.99%        1.40%        9.40%**
  Net investment income (loss)                        2.96%        2.18%       (6.86)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                        0.90%        0.90%        0.90%**
  Net investment income                               3.05%        2.68%        1.64%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

36   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            For the
                                                                          period from
                                                                             7/8/04
                                                                         (Commencement
                                                 Year Ended  Year Ended  of Operations)
                                                   8/31/06     8/31/05     to 8/31/04
CLASS B
Net asset value, beginning of period               $  9.84      $10.01       $10.00
                                                   -------      ------       ------
Increase (decrease) from investment operations:
  Net investment income                            $  0.20      $ 0.18       $ 0.01
  Net realized and unrealized gain (loss) on
   investments                                       (0.05)      (0.13)        0.03
                                                   -------      ------       ------
   Net increase from investment operations         $  0.15      $ 0.05       $ 0.04
Distributions to shareowners:
  Net investment income                              (0.24)      (0.22)       (0.03)
                                                   -------      ------       ------
Net increase (decrease) in net asset value         $ (0.09)     $(0.17)      $ 0.01
                                                   -------      ------       ------
Net asset value, end of period                     $  9.75      $ 9.84       $10.01
                                                   =======      ======       ======
Total return*                                         1.56%       0.56%        0.40%(a)
Ratio of net expenses to average net assets+          1.80%       1.74%        1.89%**
Ratio of net investment income to average net
  assets+                                             2.14%       1.68%        0.65%**
Portfolio turnover rate                                 81%         71%          24%(a)
Net assets, end of period (in thousands)           $14,959      $3,338       $  718
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                        1.82%       2.29%       10.65%**
  Net investment income (loss)                        2.12%       1.13%       (8.11)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                        1.80%       1.74%        1.89%**
  Net investment income                               2.14%       1.68%        0.65%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   37

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             For the
                                                                           period from
                                                                              7/8/04
                                                                          (Commencement
                                                Year Ended   Year Ended   of Operations)
                                                  8/31/06      8/31/05      to 8/31/04
CLASS C
Net asset value, beginning of period               $ 9.82      $10.00        $10.00
                                                   ------      ------        ------
Increase (decrease) from investment operations:
  Net investment income                            $ 0.21      $ 0.20        $ 0.03
  Net realized and unrealized gain (loss) on
   investments                                      (0.07)      (0.14)         0.02
                                                   ------      ------        ------
   Net increase from investment operations         $ 0.14      $ 0.06        $ 0.05
Distributions to shareowners:
  Net investment income                             (0.23)      (0.24)        (0.05)
                                                   ------      ------        ------
Net decrease in net asset value                    $(0.09)     $(0.18)       $    -
                                                   ------      ------        ------
Net asset value, end of period                     $ 9.73      $ 9.82        $10.00
                                                   ======      ======        ======
Total return*                                        1.47%       0.58%         0.46%(a)
Ratio of net expenses to average net assets+         1.78%       1.69%         1.39%**
Ratio of net investment income to average net
  assets+                                            2.16%       1.95%         1.16%**
Portfolio turnover rate                                81%         71%           24%(a)
Net assets, end of period (in thousands)           $5,964      $4,804        $2,538
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                       1.78%       2.38%         9.63%**
  Net investment income (loss)                       2.16%       1.26%        (7.08)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                       1.78%       1.69%         1.39%**
  Net investment income                              2.16%       1.95%         1.16%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not Annualized.
+    Ratio with no reduction for fees paid indirectly.

38   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             For the
                                                                           period from
                                                                              7/8/04
                                                                          (Commencement
                                                 Year Ended  Year Ended   of Operations)
                                                   8/31/06     8/31/05      to 8/31/04
CLASS Y
Net asset value, beginning of period               $   9.85     $ 10.01       $10.00
                                                   --------     -------       ------
Increase (decrease) from investment operations:
  Net investment income                            $   0.32     $  0.30       $ 0.04
  Net realized and unrealized gain (loss) on
   investments                                        (0.06)      (0.12)        0.02
                                                   --------     -------       ------
   Net increase from investment operations         $   0.26     $  0.18       $ 0.06
Distributions to shareowners:
  Net investment income                               (0.35)      (0.34)       (0.05)
                                                   --------     -------       ------
Net increase (decrease) in net asset value         $  (0.09)    $ (0.16)      $ 0.01
                                                   --------     -------       ------
Net asset value, end of period                     $   9.76     $  9.85       $10.01
                                                   ========     =======       ======
Total return*                                          2.73%       1.86%        0.57%(a)
Ratio of net expenses to average net assets+           0.53%       0.58%        0.61%**
Ratio of net investment income to average net
  assets+                                              3.37%       2.53%        1.94%**
Portfolio turnover rate                                  81%         71%          24%(a)
Net assets, end of period (in thousands)           $148,514     $17,672       $  530
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         0.53%       0.99%       10.54%**
  Net investment income (loss)                         3.37%       2.12%       (7.99)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         0.53%       0.58%        0.61%**
  Net investment income                                3.37%       2.53%        1.94%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   39

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Short Term Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's investment risks.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At August 31, 2006 there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Cash equivalent securities are valued at amortized cost. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06                              (continued)
--------------------------------------------------------------------------------

     daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's (series', trust's) tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not been determined.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     At August 31, 2006, the Fund had a net capital loss carryforward of $3,410,596, of which the following amounts will expire between 2007 and 2014 if not utilized: $49,773 in 2007, $517,744 in 2008, $37,944 in 2009,
     $124 in 2011, $1,200,645 in 2012, $628,614 in 2013, and $975,752 in 2014.

     The Fund has elected to defer approximately $1,625,524 of capital losses recognized between November 1, 2005 and August 31, 2006 to its fiscal year ending August 31, 2007.

     At August 31, 2006, the Fund has reclassified $474,397 to decrease undistributed net investment loss and $474,397 to decrease accumulated net realized loss on investments and foreign currency transactions to reflect permanent book/tax differences. The reclassification has no affect on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the years ended August 31, 2006 and 2005 were as follows:

--------------------------------------------------------------------------------
                                                         2006             2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                       $6,015,827      $  714,952
Long-term capital gain                                         -               -
                                                      ----------      ----------
    Total                                             $6,015,827      $  714,952
                                                      ==========      ==========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2005:

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                       $   259,002
Capital loss carryforward                                            (3,410,596)
Post-October loss deferral                                           (1,625,524)
Dividends payable                                                      (167,172)
Unrealized depreciation                                              (1,710,611)
                                                                     ----------
  Total                                                             $(6,654,901)
                                                                    ===========
--------------------------------------------------------------------------------

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06                              (continued)
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $2,030 in underwriting commissions on the sale of Class A shares for the year ended August 31, 2006.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

Pioneer Investment Management Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

Effective January 1, 2006, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.90%, 1.80% and 1.80% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through January 1, 2009 for Class A shares and through January 1, 2007 for Class B and Class C shares.

Prior to January 1, 2006, PIM agreed to waive all or a part of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class A expenses to 0.90% of the average daily net assets attributable to Class A shares. The portion of the Fund-wide expenses attributable to Class B, Class C and Class Y shares were reduced only to the extent that such expenses were reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At August 31, 2006, $2,374 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $27,222 in transfer agent fees payable to PIMSS at August 31, 2006.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06                              (continued)
--------------------------------------------------------------------------------

4.   Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $720 in distribution fees payable to PFD at August 31, 2006.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within three years of purchases are subject to a CDSC at declining rates beginning at 2.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended August 31, 2006, CDSCs in the amount of $8,185 were paid to PFD.

5.   Expense Offset and Agreements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended August 31, 2006, the Fund's expenses were not reduced under such arrangements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.   Forward Foreign Currency Contracts

At September 30, 2006 the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At September 30, 2006 the Fund had no outstanding settlement hedges. The Fund's gross forward currency portfolio contracts receivable and payable were $253,430 and $252,117, respectively, resulting in a net receivable of $1,313.

7.   Merger Information

On September 22, 2005, beneficial owners of AmSouth Limited Term Bond Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of AmSouth Limited Term Bond Fund's net assets in Class A, Class B and Class I for Pioneer Short Term Income Fund's shares, based on Pioneer Short Term Income Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06                              (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                       Pioneer                  AmSouth                  Pioneer
                     Short Term              Limited Term              Short Term
                     Income Fund               Bond Fund               Income Fund
                 (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
-----------------------------------------------------------------------------------------
Net Assets
Class A               $11,651,628              $ 16,942,810             $ 28,594,438
Class B               $ 3,370,541              $ 12,698,294             $ 16,068,835
Class C               $ 4,716,852              $          -             $  4,716,852
Class Y               $19,548,530              $          -             $149,385,573
Class I               $         -              $129,837,043             $          -
                      -----------              ------------             ------------
Total Net
 Assets               $39,287,551              $159,478,147             $198,765,698
                      -----------              ------------             ------------
Shares
 Outstanding
Class A                 1,188,146                 1,654,400                2,915,242
Class B                   343,672                 1,241,576                1,638,095
Class C                   481,931                         -                  481,931
Class Y                 1,991,971                         -               15,227,144
Class I                         -                12,670,903                        -
Shares
 Issued in
 Reorganization
Class A                                                                    1,727,096
Class B                                                                    1,294,423
Class Y                                                                   13,235,173
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                                 Unrealized              Accumulated
                                              Depreciation On              Loss On
                                                Closing Date            Closing Date
-----------------------------------------------------------------------------------------
AmSouth Limited Term
  Bond Fund                                     $(2,058,744)             $(1,840,148)
                                                ===========              ===========
-----------------------------------------------------------------------------------------

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Short Term Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Short Term Income Fund (the "Fund") as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Short Term Income Fund at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
October 13, 2006

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 89 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held         Length of Service      Principal Occupation                    Other Directorships
Name and Age              With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
John F. Cogan, Jr. (80)*  Chairman of the        Trustee since 2004.    Deputy Chairman and a Director of       Chairman (until June
                          Board, Trustee         Serves until a         Pioneer Global Asset Management S.p.A.  2006) and Director
                          and President          successor trustee is   ("PGAM"); Non-Executive Chairman and a  of ICI Mutual
                                                 elected or earlier     Director of Pioneer Investment          Insurance Company;
                                                 retirement or removal. Management USA Inc. ("PIM-USA");        Director of Harbor
                                                                        Chairman and a Director of Pioneer;     Global Company, Ltd.
                                                                        Chairman and Director of Pioneer
                                                                        Institutional Asset Management, Inc.
                                                                        (since 2006); Director of Pioneer
                                                                        Alternative Investment Management
                                                                        Limited (Dublin); President and a
                                                                        Director of Pioneer Alternative
                                                                        Investment Management (Bermuda)
                                                                        Limited and affiliated funds; Director
                                                                        of PIOGLOBAL Real Estate Investment
                                                                        Fund (Russia) (until June 2006);
                                                                        Director of Nano-C, Inc. (since 2003);
                                                                        Director of Cole Investment
                                                                        Corporation (since 2004); Director of
                                                                        Fiduciary Counseling, Inc.; President
                                                                        and Director of Pioneer Funds
                                                                        Distributor, Inc. ("PFD") (until May
                                                                        2006); President of all of the Pioneer
                                                                        Funds; and Of Counsel, Wilmer Cutler
                                                                        Pickering Hale and Dorr LLP (counsel
                                                                        to PIM-USA and the Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                             Positions Held      Length of Service      Principal Occupation                    Other Directorships
Name, Age and Address        With the Fund       and Term of Office     During Past Five Years                  Held by this Trustee
David R. Bock (62)           Trustee             Trustee since 2005.    Senior Vice President and Chief         Director of The
3050 K. Street NW,                               Serves until a         Financial Officer, I-trax, Inc.         Enterprise Social
Washington, DC 20007                             successor trustee is   (publicly traded health care services   Investment Company
                                                 elected or earlier     company) (2001 - present); Managing     (privately-held
                                                 retirement or removal. Partner, Federal City Capital Advisors  affordable housing
                                                                        (boutique merchant bank) (2002 to       finance company);
                                                                        2004); and Executive Vice President     Director of New York
                                                                        and Chief Financial Officer, Pedestal   Mortgage Trust
                                                                        Inc. (internet-based mortgage trading   (publicly traded
                                                                        company) (2000 - 2002)                  mortgage REIT)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)            Trustee             Trustee since 2004.    President, Bush International           Director of Brady
3509 Woodbine Street,                            Serves until a         (international financial advisory       Corporation
Chevy Chase, MD 20815                            successor trustee is   firm)                                   (industrial
                                                 elected or earlier                                             identification and
                                                 retirement or removal.                                         specialty coated
                                                                                                                material products
                                                                                                                manufacturer),
                                                                                                                Director of Briggs &
                                                                                                                Stratton Co. (engine
                                                                                                                manufacturer)
                                                                                                                Director of Mortgage
                                                                                                                Guaranty Insurance
                                                                                                                Corporation, and
                                                                                                                Director of UAL
                                                                                                                Corporation (airline
                                                                                                                holding company)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)    Trustee             Trustee since 2004.    Founding Director, The Winthrop Group,  None
1001 Sherbrooke Street West,                     Serves until a         Inc. (consulting firm); Desautels
Montreal, Quebec, Canada                         successor trustee is   Faculty of Management, McGill
H3A IG5                                          elected or earlier     University
                                                 retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Name, Age and                   Positions Held   Length of Service      Principal Occupation                    Other Directorships
Address                         With the Fund    and Term of Office     During Past Five Years                  Held by this Trustee
Thomas J. Perna (55)            Trustee          Trustee since          Private investor (2004 - present);      Director of
89 Robbins Avenue,                               February, 2006.        Senior Executive Vice President, The    Quadriserv Inc.
Berkeley Heights, NJ 07922                       Serves until a         Bank of New York (financial and         (technology products
                                                 successor trustee is   securities services) (1986 - 2004)      for securities
                                                 elected or earlier                                             lending industry)
                                                 retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)        Trustee          Trustee since 2004.    President and Chief Executive           Director of New
One Boston Place, 28th Floor,                    Serves until a         Officer, Newbury, Piret & Company,      America High Income
Boston, MA 02108                                 successor trustee is   Inc. (investment banking firm)          Fund, Inc.
                                                 elected or earlier                                             (closed-end
                                                 retirement or removal.                                         investment company)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)              Trustee          Trustee since 2004.    President, John Winthrop & Co., Inc.    None
One North Adgers Wharf,                          Serves until a         (private investment firm)
Charleston, SC 29401                             successor trustee is
                                                 elected or earlier
                                                 retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held         Length of Service      Principal Occupation                  Other Directorships
Name and Age                With the Fund          and Term of Office     During Past Five Years                Held by this Officer
Osbert M. Hood (54)*        Executive Vice         Since 2004. Serves     President and Chief Executive         Trustee of certain
                            President              at the discretion of   Officer, PIM-USA since May 2003       Pioneer Funds
                                                   the Board.             (Director since January 2001;
                                                                          Executive Vice President and Chief
                                                                          Operating Officer from November 2000
                                                                          - May 2003); Director of PGAM since
                                                                          June 2003; President and Director of
                                                                          Pioneer since May 2003; President
                                                                          and Director of Pioneer
                                                                          Institutional Asset Management, Inc.
                                                                          since February 2006; Chairman and
                                                                          Director of Pioneer Investment
                                                                          Management Shareholder Services,
                                                                          Inc. ("PIMSS") since May 2003;
                                                                          Director of PFD since May 2006;
                                                                          Director of Oak Ridge Investments,
                                                                          L.L.C. (a registered investment
                                                                          adviser in which PIM-USA owns a
                                                                          minority interest) since January
                                                                          2005; Director of Vanderbilt Capital
                                                                          Advisors, LLC (an institutional
                                                                          investment adviser wholly-owned by
                                                                          PIM-USA) since June 2006; Executive
                                                                          Vice President of all of the Pioneer
                                                                          Funds since June 2003
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58)    Secretary              Since 2004. Serves     Secretary of PIM-USA; Senior Vice     None
                                                   at the discretion of   President - Legal of Pioneer; and
                                                   the Board.             Secretary/Clerk of most of PIM-USA's
                                                                          subsidiaries; and Secretary of all
                                                                          of the Pioneer Funds since September
                                                                          2003 (Assistant Secretary from
                                                                          November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)  Assistant Secretary    Since 2004. Serves     Vice President and Senior Counsel of  None
                                                   at the discretion of   Pioneer since July 2002; Vice
                                                   the Board.             President and Senior Counsel of
                                                                          BISYS Fund Services, Inc. (April
                                                                          2001 to June 2002); Senior Vice
                                                                          President and Deputy General Counsel
                                                                          of Funds Distributor, Inc. (July
                                                                          2000 to April 2001); and Assistant
                                                                          Secretary of all Pioneer Funds since
                                                                          September 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Positions Held         Length of Service    Principal Occupation                    Other Directorships
Name and Age                With the Fund          and Term of Office   During Past Five Years                  Held by this Officer
Christopher P. Harvey (45)  Assistant Secretary    Since July 2006.     Partner, Wilmer Cutler Pickering Hale   None
                                                   Serves at the        and Dorr LLP; and Assistant Secretary
                                                   discretion of        of all Pioneer Funds since July 2006.
                                                   the Board.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)           Treasurer              Since 2004. Serves   Vice President - Fund Accounting,       None
                                                   at the discretion of Administration and Controllership
                                                   the Board.           Services of Pioneer and Treasurer of
                                                                        all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)        Assistant Treasurer    Since 2004. Serves   Deputy Treasurer of Pioneer since       None
                                                   at the discretion of 2004; Treasurer and Senior Vice
                                                   the Board.           President, CDC IXIS Asset Management
                                                                        Services from 2002 to 2003; Assistant
                                                                        Treasurer and Vice President, MFS
                                                                        Investment Management from 1997 to
                                                                        2002; and Assistant Treasurer of all
                                                                        of the Pioneer Funds since November
                                                                        2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)       Assistant Treasurer    Since 2004. Serves   Assistant Vice President - Fund         None
                                                   at the discretion of Accounting, Administration and
                                                   the Board.           Controllership Services of Pioneer and
                                                                        Assistant Treasurer of all of the
                                                                        Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (48)          Assistant Treasurer    Since 2004. Serves   Fund Accounting Manager - Fund          None
                                                   at the discretion of Accounting, Administration and
                                                   the Board.           Controllership Services of Pioneer;
                                                                        and Assistant Treasurer of all of the
                                                                        Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held         Length of Service    Principal Occupation                    Other Directorships
Name and Age                With the Fund          and Term of Office   During Past Five Years                  Held by this Officer
Katharine Kim Sullivan (32) Assistant Treasurer    Since 2004. Serves   Fund Administration Manager - Fund      None
                                                   at the discretion    Accounting, Administration and
                                                   of the Board.        Controllership Services since June
                                                                        2003; Assistant Vice President -
                                                                        Mutual Fund Operations of State Street
                                                                        Corporation from June 2002 to June
                                                                        2003 (formerly Deutsche Bank Asset
                                                                        Management); Pioneer Fund Accounting,
                                                                        Administration and Controllership
                                                                        Services (Fund Accounting Manager from
                                                                        August 1999 to May 2002); and
                                                                        Assistant Treasurer of all Pioneer
                                                                        Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)     Chief Compliance       Since March 2006.    Chief Compliance Officer of Pioneer     None
                            Officer                Serves at the        and Pioneer Funds since March 2006;
                                                   discretion of the    Vice President and Senior Counsel of
                                                   Board.               Pioneer since September 2004; and
                                                                        Senior Vice President and Counsel,
                                                                        State Street Research & Management
                                                                        Company (February 1998 to September
                                                                        2004)
------------------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

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                           This page for your notes.

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                           This page for your notes.

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--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $33,910 in 2006 and $38,750 in 2005.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended August 31, 2006 and 2005.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,515 and $6,800 in 2006 and 2005, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended August 31, 2006 and 2005.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended August 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,515 in 2006 and $6,800 in 2005.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 31, 2006

* Print the name and title of each signing officer under his or her signature.